SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Total		$ 101,455	$ 1,700,173
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total		52,830	1,543,979
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total		$ 48,625	$ 156,194